S-K 1603(a)(9) Restrictions on Selling Securities	Jul. 28, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which a change of control occurs. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading day
period commencing at least 150 days after the completion of our initial business combination, the founder shares will be released from the lockup.
SPAC Sponsor, Persons and Entities Subject to Restrictions	AEXA Sponsor LLC Chamath Palihapitiya Steven Trieu Jeffrey Vignos
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary ofwhich is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of aninitial business combination, a change of control occurs; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement with the company agreeing to be bound by these transfer restrictions.
Private Placement Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	AEXA Sponsor LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Any Ordinary Shares or Any Other Securities Convertible into, or Exercisable, or Exchangeable for, Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	AEXA Sponsor LLC Chamath Palihapitiya Steven Trieu Jeffrey Vignos
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	We, our sponsor and our directors and officers have agreed that we and they will not offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, without the prior written consent of Santander US Capital Markets LLC for a period of 180 days after the date of this prospectus, any ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares, subject to certain customary exceptions. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director ofthe company (as long as such current or future independent director transferee is subject to the letter agreement, filed herewith, or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). Santander US Capital Markets LLC in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice.